Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jun. 30, 2013	Jul. 01, 2012
Revenues:
Advertising	$ 79,220	$ 86,952	$ 150,559	$ 165,870
Circulation	33,047	32,744	65,513	65,114
Commercial printing and other	7,331	6,275	14,107	12,197
Total revenues	119,598	125,971	230,179	243,181
Operating costs and expenses:
Operating costs	64,978	68,324	129,998	136,328
Selling, general, and administrative	41,156	35,215	78,722	72,054
Depreciation and amortization	9,791	9,893	19,636	20,204
Integration and reorganization costs	741	738	958	1,860
Loss on sale of assets	649	158	1,043	155
Operating income (loss)	2,283	11,643	(178)	12,580
Interest expense	14,456	14,449	28,886	28,997
Amortization of deferred financing costs	261	340	522	680
(Gain) loss on derivative instruments	5	(809)	9	(1,644)
Other (income) expense	737	5	1,008	(40)
Loss from continuing operations before income taxes	(13,176)	(2,342)	(30,603)	(15,413)
Income tax expense	0	148	0	43
Loss from continuing operations	(13,176)	(2,490)	(30,603)	(15,456)
Loss from discontinued operations, net of income taxes	(946)	(200)	(1,034)	(475)
Net loss	(14,122)	(2,690)	(31,637)	(15,931)
Loss per share, basic and diluted:
Loss from continuing operations	$ (0.23)	$ (0.05)	$ (0.53)	$ (0.27)
Loss from discontinued operations	$ (0.01)	$ 0	$ (0.01)	$ 0
Net loss	$ (0.24)	$ (0.05)	$ (0.54)	$ (0.27)
Basic weighted average shares outstanding	58,076,193	58,051,049	58,063,901	58,032,205
Diluted weighted average shares outstanding	58,076,193	58,051,049	58,063,901	58,032,205
Comprehensive income (loss)	$ (7,126)	$ 757	$ (16,923)	$ (17,204)